CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Summary of revenues from sales
In Thousands of US Dollars
Description	2020	2019	2018
Customer A	$-	$23	$34
Customer B	$2	$-	$-
Customer C	$-	$36	$126